UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2007
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill		Everett, WA	October 28, 2008
Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		58
Form 13F Information Table Value Total:		110402 (X$1000)

List of Other Included Managers:

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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	1874	22225	SHRS		SOLE		22225
Abbott Laboratories	COM	002824100	1862	33156	SHRS		SOLE		33156
AstraZeneca PLC		COM	046353108	1153	26925	SHRS		SOLE		26925
AT&T			COM	00206R102	499	12011	SHRS		SOLE		12011
Automatic Data		COM	053015103	1610	36150	SHRS		SOLE		36150
Berkshire Hathaway B	COM	084670207	4063	858	SHRS		SOLE		858
Boeing Company		COM	097023105	738	8434	SHRS		SOLE		8434
BP PLC			COM	055622104	1486	20310	SHRS		SOLE		20310
Canon Inc		COM	138006309	2151	46932	SHRS		SOLE		46932
Cascade Bancorp		COM	147154108	436	31300	SHRS		SOLE		31300
Cascade Finl Corp	COM	147272108	160	11741	SHRS		SOLE		11741
Cisco Systems		COM	17275r102	1757	64889	SHRS		SOLE		64889
CityBank		COM	17770a109	1463	65239	SHRS		SOLE		65239
Coca Cola		COM	191216100	3330	54265	SHRS		SOLE		54265
ConocoPhillips		COM	20825c104	3056	34607	SHRS		SOLE		34607
Consolidated Edison	COM	209115104	2171	44450	SHRS		SOLE		44450
Costco Wholesale	COM	22160k105	3253	46637	SHRS		SOLE		46637
Daktronics Inc		COM	234264109	1134	50225	SHRS		SOLE		50225
Danaher Inc		COM	235851102	562	6400	SHRS		SOLE		6400
EMC Corp		COM	268648102	1690	91210	SHRS		SOLE		91210
Emerson Electric	COM	291011104	1577	27840	SHRS		SOLE		27840
Encana Corp		COM	292505104	1951	28710	SHRS		SOLE		28710
Exxon Mobil		COM	30231g102	4179	44605	SHRS		SOLE		44605
Frontier Financial	COM	35907k105	1496	80555	SHRS		SOLE		80555
General Electric	COM	369604103	2614	70508	SHRS		SOLE		70508
Gilead Sciences		COM	375558103	212	4600	SHRS		SOLE		4600
GlaxoSmithKline PLC	COM	37733w105	1813	35970	SHRS		SOLE		35970
Hewlett-Packard		COM	428236103	2260	44763	SHRS		SOLE		44763
Horizon Financial	COM	44041f105	1967	112810	SHRS		SOLE		112810
Ingersoll-Rand Ltd	COM	G4776g101	1682	36200	SHRS		SOLE		36200
Intel Corp		COM	458140100	2618	98214	SHRS		SOLE		98214
IShares Japan		COM	464286848	2476	186275	SHRS		SOLE		186275
IShares Switzerland	COM	464286749	2746	105650	SHRS		SOLE		105650
Johnson & Johnson	COM	478160104	3097	46438	SHRS		SOLE		46438
Kimberly Clark		COM	494368103	1413	20375	SHRS		SOLE		20375
Medtronic Inc		COM	585055106	939	18682	SHRS		SOLE		18682
Microsoft		COM	594918104	5465	153515	SHRS		SOLE		153515
Newmont Mining Corp	COM	651639106	1904	39000	SHRS		SOLE		39000
Novo Nordisk AS		COM	670100205	1496	23070	SHRS		SOLE		23070
Occidental Pete		COM	674599105	1631	21180	SHRS		SOLE		21180
Paccar			COM	693718108	3558	65311	SHRS		SOLE		65311
Pepsico			COM	713448108	3358	44243	SHRS		SOLE		44243
Pfizer			COM	717081103	546	24004	SHRS		SOLE		24004
Plum Creek Timber	COM	729251108	1472	31966	SHRS		SOLE		31966
Procter & Gamble	COM	742718109	3196	43525	SHRS		SOLE		43525
Royal Dutch Shell A	COM	780259206	3094	36740	SHRS		SOLE		36740
Schlumberger Ltd	COM	806857108	1208	12280	SHRS		SOLE		12280
Southern Co		COM	842587107	1546	39900	SHRS		SOLE		39900
Starbucks Corp		COM	855244109	1718	83948	SHRS		SOLE		83948
Steinway Musical Ins	COM	858495104	414	15025	SHRS		SOLE		15025
Stryker Corp		COM	863667101	1416	18946	SHRS		SOLE		18946
Tootsie Roll Inds	COM	890516107	809	29503	SHRS		SOLE		29503
Total S A		COM	89151E109	1654	20022	SHRS		SOLE		20022
United Technologies	COM	913017109	2134	27875	SHRS		SOLE		27875
United Parcel Svc	COM	911312106	2007	28385	SHRS		SOLE		28385
Verizon			COM	92343V104	212	4852	SHRS		SOLE		4852
Walgreen Company	COM	931422109	2474	64971	SHRS		SOLE		64971
Washington Federal	COM	938824109	1602	75911	SHRS		SOLE		75911
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